Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

LD Outdoor Sponsor LLC (the “Sponsor”) LMRK Issuer Co. 2 LLC (the “Issuer”) 400 Continental Blvd., Suite 500 El Segundo, California 90245	5 August 2025

Re:	LMRK Issuer Co. 2 LLC

Secured Tenant Site Contract Revenue Notes, Series 2025-1 (the “Notes”)

Sample Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Issuer, Deutsche Bank Securities Inc. and MUFG Securities Americas Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of assets consisting of fee estates, leasehold estates or easements combined with assignments of tenant leases, licenses or similar agreements with respect to certain outdoor advertising sites and assignments of tenant leases, licenses or similar agreements with respect to certain outdoor advertising sites (the “Tenant Site Assets”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:

a.	Electronic data files (collectively, the “Provided Data Files”):

i.

Labeled “LMDV Outdoor_Data Tape_1Q2025_v05.21.2025.xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information as of 31 March 2025 (the “Cut-Off Date”) relating to certain fee estates, leasehold estates or easements combined with assignments of tenant leases, licenses or similar agreements with respect to certain outdoor advertising sites and assignments of tenant leases, licenses or similar agreements with respect to certain outdoor advertising sites (the “Initial Preliminary Tenant Site Assets”) that are expected to be representative of the Tenant Site Assets,

ii.

Labeled “LMDV Outdoor_Data Tape_1Q2025_v06.16.2025.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information as of the Cut-Off Date relating to certain fee estates, leasehold estates or easements combined with assignments of tenant leases, licenses or similar agreements with respect to certain outdoor advertising sites and assignments of tenant leases, licenses or similar agreements with respect to certain outdoor advertising sites (the “Preliminary Tenant Site Assets”) that are expected to be representative of the Tenant Site Assets and

iii.

Labeled “LMDV Outdoor_Data Tape_1Q2025_v07.17.2025.xlsx” and the corresponding record layout and decode information, as applicable (the “Updated Preliminary Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information as of the Cut-Off Date relating to the Preliminary Tenant Site Assets,

b.	Imaged copies of the following items (collectively, the “Source Documents”):

i.	The easement and assignment of lease agreement or other related documents (collectively and as applicable, the “Easement Agreement”),

ii.	The lease agreement or other related documents (collectively and as applicable, the “Lease Agreement”),

iii.	The purchase and sale agreement or other related documents (collectively and as applicable, the “Purchase and Sale Agreement”),

iv.	The estoppel certificate (the “Estoppel Certificate”),

v.	Certain printed screen shots of the parent company credit rating (the “Parent Rating Screenshots”),

vi.	The closing statement or other related documents (collectively and as applicable, the “Closing Statement”),

vii.	The proof of payment (the “Proof of Payment”) and

viii.	The underwriting summary (the “Underwriting Summary”),

as applicable, that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Asset (as defined in Attachment A),

c.

Certain schedules and the corresponding record layout and decode information, as applicable (the “Revenue Schedules”), that the Sponsor, on behalf of the Issuer, indicated contain rent collected during the lease life information relating to each Sample Asset,

d.

A schedule and the corresponding record layout and decode information, as applicable (the “BTA Rank Schedule,” together with the Source Documents and Revenue Schedules, the “Sources”), that the Sponsor, on behalf of the Issuer, indicated contain basic trading area information relating to certain Sample Assets,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Updated Preliminary Data File, as applicable, which is shown on Exhibit 1 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File and Updated Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Initial Preliminary Data File, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Initial Preliminary Tenant Site Assets, Preliminary Tenant Site Assets, Tenant Site Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Tenant Site Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Tenant Site Assets,

iii.	Whether the originator(s) of the Tenant Site Assets complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Tenant Site Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 August 2025

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Issuer, we:

a.

Selected 25 Initial Preliminary Tenant Site Assets from the Initial Preliminary Data File (the “Top 25 Tenant Site Assets”) with the largest 1Q2025 NTM NOI Normalized value, as shown on the Initial Preliminary Data File, and

b.

Randomly selected a sample of 10 Initial Preliminary Tenant Site Assets (the “Random Sample Assets,” together with the Top 25 Tennent Site Assets, the “Sample Assets”) that were not a Top 25 Tenant Site Asset from the Initial Preliminary Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Assets or the methodology they instructed us to use to select the Sample Assets from the Initial Preliminary Data File.

For the purpose of the procedures described in this report, the 35 Sample Assets are referred to as Sample Asset Numbers 1 through 35.

2.

For each asset on the Initial Preliminary Data File and Preliminary Data File, we compared the LD Asset ID, as shown on the Initial Preliminary Data File, to the corresponding LD Asset ID, as shown on the Preliminary Data File, and noted that:

a.	All of the Preliminary Tenant Site Assets included on the Preliminary Data File were included on the Initial Preliminary Data File,

b.

Six (6) of the Initial Preliminary Tenant Site Assets included on the Initial Preliminary Data File were not included on the Preliminary Data File (the “Removed Initial Preliminary Tenant Site Assets”) and

c.	None of the Removed Initial Preliminary Tenant Site Assets were a Sample Asset.

3.

For each Sample Asset (except for Sample Asset Number 4), we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Sample Characteristic agreed with the corresponding information on at least one of the Sources listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A.

Attachment A Page 2 of 2

3.	(continued)

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us not to perform any procedures on Sample Asset Number 4.

4.

For each asset on the Preliminary Data File and Updated Preliminary Data File, we compared the LD Asset ID, as shown on the Preliminary Data File, to the corresponding LD Asset ID, as shown on the Updated Preliminary Data File, and noted that:

a.	All of the Preliminary Tenant Site Assets were included on both the Preliminary Data File and Updated Preliminary Data File,

b.	No assets other than the Preliminary Tenant Site Assets were included on the Preliminary Data File or Updated Preliminary Data File.

5.

For each Sample Asset (except for Sample Asset Number 4), we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information, as shown on the Updated Preliminary Data File, subject to the instruction(s) provided by the Sponsor, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was found to be in agreement.

For the purpose of comparing the address and tenant name Sample Characteristics, the Sponsor, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, truncations or spelling errors.

6.

For Sample Asset Number 4, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Updated Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Sample Characteristic, the Sponsor, on behalf of the Issuer, instructed us to note agreement if the value on the Updated Preliminary Data File for such Sample Characteristic agreed with the corresponding information on at least one of the Sources listed for such Sample Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 1 to Attachment A.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to replace any reference to “Preliminary Data File” in Exhibit 1 to Attachment A with “Updated Preliminary Data File.”

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
LD asset ID	LD Asset ID	Underwriting Summary	i.

Address	Address	Lease Agreement, Easement Agreement, Purchase and Sale Agreement or Underwriting Summary	ii.

State	State	Lease Agreement, Easement Agreement, Purchase and Sale Agreement or Underwriting Summary	ii.

Zip code	Zip	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary or Closing Statement	iii.

Tenant name	Tenant Name	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary or Proof of Payment	ii., iv.

Entity	Legal Entity	Easement Agreement, Lease Agreement or Purchase and Sale Agreement	ii.

Structure type	Structure Type	Underwriting Summary, Easement Agreement or Lease Agreement	ii.

RPI type	RPI Type	Easement Agreement, Lease Agreement or Purchase and Sale Agreement	ii.

Purchase term	RPI Term (Months)	Easement Agreement, Lease Agreement, Purchase and Sale Agreement or Underwriting Summary	v.

Lease commencement date	Lease Commencement Date	Lease Agreement, Easement Agreement, Purchase and Sale Agreement, Underwriting Summary, Estoppel Certificate or Closing Statement	vi.

LD acquisition date	LD Acquisition Date	Closing Statement, Lease Agreement or Purchase and Sale Agreement	vii.

BTA rank	BTA Rank	(a)Underwriting Summary or (b)Lease Agreement and BTA Rank Schedule	viii.

Parent bond rating	PC/PP Bond Rating	Parent Rating Screenshots	ix.

Exhibit 1 to Attachment A Page 2 of 4

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Next expiration date	Next Expiration Date	Lease Agreement, Underwriting Summary and/or recalculation, as applicable	vii., x.

Lease expiration date	Final Lease Expiration	Lease Agreement, Underwriting Summary and/or recalculation, as applicable	vii., x.

Next twelve months NOI	1Q2025 NTM NOI Normalized	Lease Agreement, Underwriting Summary, Revenue Schedules and/or recalculation, as applicable	xi.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, truncations or spelling errors.

iii.

For the purpose of comparing the zip code Sample Characteristic for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to only compare the first five digits of the zip code, as shown on the Preliminary Data File, to the corresponding first five digits of the zip code, as shown on the applicable Source.

iv.

For the purpose of comparing the tenant name Sample Characteristic for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to note agreement with a tenant name value of “Outfront Media LLC,” as shown on the Preliminary Data File, if the corresponding tenant name value, as shown on the applicable Source, was “CBS Outdoor LLC” (and in accordance with any other applicable note(s)).

v.

For the purpose of comparing the purchase term Sample Characteristic for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to note agreement with a purchase term value of “1188,” as shown on the Preliminary Data File, if the corresponding purchase term value, as shown on the applicable Source, was “perpetual,” which we determined using the information, assumptions and methodologies described on the applicable Source.

Exhibit 1 to Attachment A Page 3 of 4

Notes: (continued)

vi.

For the purpose of comparing the lease commencement date Sample Characteristic for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- six months or less.

vii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- two months or less.

viii.

For the purpose of comparing the BTA rank Sample Characteristic for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to use the BTA rank for the county and state, both as shown on the BTA Rank Schedule, corresponding to the county and state, both as shown on the Lease Agreement.

ix.

For the purpose of comparing the parent bond rating Sample Characteristic for each Sample Asset (except for the Sample Assets described in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Issuer, instructed us to note agreement if the parent bond rating value, as shown on the Preliminary Data File, agreed with the corresponding parent bond rating value, as shown on the Source, in accordance with the following decode table:

Preliminary Data File Value	Source Value
BB	Ba2
B+	B1
CCC+	Caa1

The Sponsor, on behalf of the Issuer, instructed us to not to compare the parent bond rating Sample Characteristic for any Sample Assets with a parent bond rating value of “NR,” as shown on the Preliminary Data File.

x.

For the purpose of comparing the indicated Sample Characteristics for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to use the next expiration date or lease expiration date, as applicable, as shown on the applicable Source, or if the applicable Source did not contain the next expiration date or lease expiration date, as applicable, to recalculate the next expiration date or lease expiration date, as applicable, using the information, assumptions and methodologies described on the Source (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 4 of 4

Notes: (continued)

xi.

For the purpose of comparing the next twelve months NOI Sample Characteristic for each Sample Asset, the Sponsor, on behalf of the Issuer, instructed us to use the next twelve months NOI, as shown on the applicable Source, or if the applicable Source did not contain the next twelve months NOI, to recalculate the next twelve months NOI, using the information, assumptions and methodologies described on the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to calculate the next twelve months NOI:

a.

For each Sample Asset (except for Sample Asset Number 21), as the sum of the NOI for each month from and including April 2025 through and including March 2026, all as shown on the applicable Source, and

b.	For Sample Asset Number 21, as the sum of the NOI for each month from and including July 2025 through and including June 2026, all as shown on the applicable Source.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Source Value

2	Purchase term	600	1188

16	Purchase term Next expiration date	418 12/31/2030	420 5/31/2030

23	Address	10963 S US Highway 1	10961 S US Highway 1

25	Next twelve months NOI	$138,569.96	$118,669.57

31	RPI type Next expiration date Lease expiration date	Assignment of Rents 5/31/2025 5/31/2025	Assignment of Lease 5/31/2023 5/31/2023

32	BTA rank	24	11

35	Next expiration date	5/17/2025	5/17/2035

Exhibit 3 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Updated Preliminary Data File

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Updated Preliminary Data File Value

2	Purchase term	600	1188

16	Purchase term Next expiration date	418 12/31/2030	420 5/31/2030

23	Address	10963 S US Highway 1	10961 S US Highway 1

25	Next twelve months NOI	$138,569.96	$118,669.57

31	Next expiration date Lease expiration date	5/31/2025 5/31/2025	9/30/2025 9/30/2025

32	BTA rank	24	11

35	Next expiration date	5/17/2025	5/17/2035